Deposits (Details) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
U.S. offices:
Noninterest-bearing	$ 244,136	$ 228,555
Demand	34,944	33,368
Savings	345,558	334,632
Time (included $3,062 and $2,733 at fair value)	88,152	87,237
Total interest-bearing deposits	468,654	455,237
Total deposits in U.S. offices	712,790	683,792
Non-U.S. offices:
Noninterest-bearing	11,644	10,917
Demand	194,726	174,417
Savings	710	607
Time (included $1,215 and $1,636 at fair value)	75,959	60,636
Total interest-bearing deposits	271,395	235,660
Total deposits in non-U.S. offices	283,039	246,577
Total deposits	995,829	930,369
Fair value [Member]
U.S. offices:
Time (included $3,062 and $2,733 at fair value)	3,062	2,733
Non-U.S. offices:
Time (included $1,215 and $1,636 at fair value)	1,215	1,636
Total deposits	$ 4,277	$ 4,369